SUMMARY OF MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUMMARY OF MATERIAL ACCOUNTING POLICIES	SUMMARY OF MATERIAL ACCOUNTING POLICIES
Our Company has consistently applied the following accounting policies to all periods presented in these consolidated financial statements, except as mentioned otherwise (see also Note 4.1).
3.1    Current versus non-current classification
Our Company presents assets and liabilities in the balance sheets based on current and non-current classification. An asset is current when it is:
▶Expected to be realized or intended to be sold or consumed in the normal operating cycle;
▶Held primarily for the purpose of trading;
▶Expected to be realized within twelve months after the reporting period; or
▶Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as non-current.
A liability is current when:
▶It is expected to be settled in a normal operating cycle;
▶It is held primarily for the purpose of trading;
▶It is due to be settled within twelve months after the reporting period; or
▶There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
Our Company classifies all other liabilities as non-current.
Deferred tax assets and liabilities are classified as non-current assets and liabilities.
3.2    Operating profit
The operating profit is the profit earned from core business operations, and it does not include any profit earned from investment and the effects of interest and taxes.
3.3    Fair value measurement
Our Company measures financial instruments at fair value at each balance sheet date. In addition, fair values of financial instruments measured at amortized cost are disclosed in Note 11(d).
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
▶In the principal market for the asset or liability, or
▶In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible to by our Company.
3.3    Fair value measurement (continued)
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
Our Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
▶Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities
▶Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liability, either directly or indirectly
▶Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
For assets and liabilities that are recognized in the financial statements on a recurring basis, our Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
For the purpose of fair value disclosures, our Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.
3.4    Cash and cash equivalents
Cash and cash equivalents in the consolidated balance sheet comprise of cash at banks and highly liquid investments with purchased maturities of three months or less, which are subject to an insignificant risk of change in value.
For the purpose of the consolidated statements of cash flows, cash and cash equivalents are net of outstanding bank overdrafts as they are considered an integral part of our Company’s cash management.
3.5    Inventories
Inventories are stated at the lower of cost and net realizable value. Cost of manufactured goods is determined on the weighted average basis and, in the case of work in progress and finished goods, comprises direct materials, direct labor and an appropriate proportion of overheads based on the normal operating capacity. Cost of distributed goods is determined on the weighted average basis. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and the estimated cost necessary to make the sale.
3.6    Property, plant and equipment
Property, plant and equipment is stated at cost, net of accumulated depreciation and any accumulated impairment losses. Such cost includes the cost of replacing part of the property, plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met.
Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. When significant parts of property, plant and equipment are required to be replaced at intervals, our Company recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.
Spare parts and servicing equipment are usually carried as inventory and recognized in profit or loss as consumed. However, major spare parts and stand-by equipment qualify as property, plant and equipment when an entity expects to use them for more than one year.
The present value of the expected cost for the decommissioning of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met. A provision shall be recognized when:
(a)an entity has a present obligation (legal or constructive) as a result of a past event;
(b)it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and
(c)a reliable estimate can be made of the amount of the obligation.
If these conditions are not met, no provision shall be recognized.
Depreciation
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

► Buildings	15-30 years
► Building improvement	2-20 years
► Machinery and equipment	4-20 years
► Motor vehicles	3-10 years
► Office equipment	3-20 years
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the income statement when the asset is derecognized.
The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year end, and adjusted prospectively, if appropriate.
Impairment
If circumstances arise which indicate assets might be impaired, a review should be undertaken of their cash generating abilities through either use or sales. This review will produce an amount, which should be compared with the asset’s carrying value, and if the carrying value is higher, the difference must be written off as an impairment adjustment in the income statement. Further detailed methodology used for an impairment test is given in Note 3.11 - Impairment of non-financial assets.
3.7    Leases
Our Company assesses at contract inception whether a contract is, or contains, a lease. That is, our Company assesses whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Our Company as a lessee
Our Company, as a lessee, applies a single accounting model to recognize assets and liabilities for all leases, except for the lease term is 12 months or less or the underlying asset has a low value. Our Company recognizes lease liabilities to make lease payment and right-of-use assets representing the right to use the underlying assets.
(i)Right-of-use assets
Our Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payment made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

►Land use right	2 to 37 years
►Buildings	2 to 3 years
►Motor vehicles	2 to 3 years
►Office equipment	3 to 5 years
If the ownership of the leased asset transfers to our Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.
The right-of-use assets are also subject to impairment. Refer to the accounting policies Note 3.11 impairment of non-financial assets.
3.7    Leases (continued)
(ii)Lease liabilities
At the commencement date of the lease, our Company recognizes lease liabilities measured at the present value of lease payment to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by our Company and payments of penalties for terminating the lease, if the lease term reflects our Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, our Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g. changes to future payments resulting from a change in an index or rate used to determine such lease payment) or a change in the assessment of an option to purchase the underlying asset.
(iii)Short-term leases and leases of low-value assets
Our Company applies the short-term lease recognition exemption to its short-term leases. It also applies the lease of low-value assets recognition exemption to its leases that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.
Our Company as a lessor
Leases for which our Company is a lessor are classified each of its leases as either an operating lease or finance lease.
Finance lease
Whenever the terms of the lease transfer substantially all the risks and rewards incidental to ownership of an underlying asset, the lease is classified as a finance lease. Amount due from lessees under finance lease are recognized as receivables at the amount of our Company’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on our Company’s net investment outstanding in respect of the leases.
Operating lease
Leases in which our Company does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income arising is accounted for on a straight-line basis over the lease terms and is included in other operating income in the consolidated income statements due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.
Property (land and/or a building, or part of a building) subject to an operating lease shall be recognized as an investment property if, and only if, the property would otherwise meet the definition of an investment property.
3.8    Borrowing costs
Borrowing costs are required to be capitalized as part of the cost of the asset if they are directly attributable to the acquisition, construction or productions of a qualifying asset (whether or not the funds have been borrowed specifically). All other borrowing costs are recognized as an expense in the period in which they are incurred.
A qualifying asset is an asset that necessarily takes a substantial period to get ready for its intended use or sale.
Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.
Borrowing costs include:
▶interest expense calculated using the effective interest method;
▶finance charges in respect of lease liabilities; and
▶exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs. Exchange differences are generally regarded as borrowing costs only to the extent that the combined borrowing costs, including exchange differences, approximate the amount of borrowing costs on functional currency equivalent borrowings.
For specific borrowings, the borrowing costs eligible for capitalization are the actual borrowing costs incurred related to funds that are borrowed specifically to obtain a qualifying asset less any investment income earned on the temporary investment of those borrowings.
For general borrowings, the capitalization rate applied to borrowing costs on the consolidation level will be based on cash management strategy, which might be the weighted average of the group borrowings outstanding during the period.
3.9    Investment properties
Investment properties are properties held to earn rentals and/or for capital appreciation (including property under construction for such purposes). Investment properties are measured initially at cost, including transaction costs. Subsequent to initial recognition, investment properties are carried at historical cost less provisions for depreciation and impairment. Additional costs incurred subsequent to the acquisition of an asset increase the carrying amount of the asset or recognized as a separate asset if it is probable that future economic benefits associated with the assets will flow into our Company and the cost of an asset can be measured reliably. Routine maintenance and repairs are expensed as incurred. While land is not depreciated, all other investment property is depreciated based on the respective assets estimated useful lives ranging from 20 to 40 years using the straight-line method.
The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. An investment property is derecognized upon disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from the disposal. Any gain or loss arising on derecognition of the property (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in income or loss in the period in which the property is derecognized.
International Accounting Standards (“IAS”) 40 requires disclosures about the fair value of any investment property recorded at cost. See Note 17 – Investment Properties.
3.10    Financial instruments
A financial instrument is a contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
(i)Financial assets
Classification and measurement
Except for certain trade receivables, our Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs directly attributable to the acquisition of the financial asset. Financial instruments are subsequently measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVPL). The classification is based on two criteria: the objective of our Company’s business model for managing the assets; and whether the instruments’ contractual cash flows represent ‘solely payments of principal and interest’ on the principal amount outstanding (the ‘SPPI criterion’).
The classification and measurement of financial assets is as follows:
▶Debt instruments at amortized cost
Financial assets meeting both conditions: (i) held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and (ii) the contractual terms of the financial assets give arise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, are measured subsequent to initial recognition at amortized cost.
The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest rate (“EIR”) method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. Interest income, foreign exchange gains and losses, and any impairment charges for such instruments are recognized in profit or loss.
Our Company’s financial assets at amortized costs include cash and cash equivalents, trade receivables, other receivable, and the receivable from related party.
▶Debt instruments at FVOCI with gains or losses recycled to profit or loss on derecognition
Financial assets that are held within a business model whose objective is to hold financial assets in order to both collecting contractual cash flows and selling financial assets, and that the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Interest income, foreign exchange gains and losses, and any impairment charges on such instruments are recognized in profit or loss. All other fair value gains and losses are recognized in OCI. On disposal of these debt instruments, any related balance with FVOCI reserve is reclassified to profit or loss.
▶Equity instruments designated at FVOCI with no recycling of gains or losses on derecognition
These instruments are undertakings in which our Company does not have significant influence or control, generally evidenced by ownership of less than 20% of the voting rights. Our Company designates these investments on an instrument by instrument basis as equity securities at FVOCI because they represent investments held for long term strategic purposes.
3.10    Financial instruments (continued)
(i)Financial assets (continued)
Investments in equity instruments at FVOCI are initially measured at fair value plus transaction costs. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in OCI. These investments are not subject to impairment testing and upon disposal, the cumulative gain or loss in OCI is not reclassified to profit or loss on disposal. Dividends from such investments continue to be recognized in profit or loss when our Company’s right to receive payments is established.
Our Company elected to classify irrevocably its non-listed equity investments under this category.
▶Financial assets at fair value through profit or loss (FVPL)
Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt instrument that is subsequently measured at FVPL is recognized in profit or loss in the period in which it arises.
Even if an instrument meets the two requirements to be measured at amortized cost or FVOCI, our Company may, at initial recognition, irrevocably designate a financial asset as measured at FVPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency.
Changes in the fair value of financial assets at FVPL are recognized in the statement of profit or loss as applicable.
Reclassification
When, and only, our Company changes its business model for managing financial assets it shall reclassify all affected financial assets according to the classification and measurement criteria discussed earlier. If our Company reclassifies financial assets, it shall apply the reclassification prospectively from the reclassification date and shall not restate any previously recognized gains, losses (including impairment gains or losses) or interest.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e. removed from our Company’s consolidated balance sheet) when and only when:
(a) the rights to receive cash flows from the asset have expired, or
(b) our Company has transferred its rights to receive cash flows from the asset, or has assumed an obligation to pay the received cash flows in full without material delay to one or more recipients under a “pass-through” arrangement; and either (i) our Company has transferred substantially all the risks and rewards of the asset, or (ii) our Company has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.
When our Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates the extent to which, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset and has not transferred the control of the assets, our Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, our Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that our Company has retained.
3.10    Financial instruments (continued)
(i)Financial assets (continued)
Derecognition (continued)
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that our Company could be required to repay (“the guarantee amount”).
(ii)Financial liabilities
Classification and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, net of directly attributable transaction costs in the case of loans and borrowings.
Our Company’s financial liabilities include trade and other payables, bank overdrafts and interest-bearing loans and borrowings. These financial liabilities represent liabilities for goods and services provided to our Company and refund liabilities arising from contracts with customers. Trade payables are non-interest bearing and are normally settled on 60-day terms. The refund liabilities are rebate and discounts for the sale of goods to external customers in the ordinary course of our Company’s activities. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at fair value and subsequently measured at amortized cost using the EIR method.
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the income statement.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged, cancelled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the income statement.
(iii)Foreign currency forward contracts
Non-hedging derivatives are initially recognized at fair value on the date a derivative contract is entered into and recorded as financial assets or financial liabilities at fair value through profit or loss. They are subsequently re-measured at fair value, and the gains or losses are recognized in profit or loss.
3.10    Financial instruments (continued)
(iv)Impairment of financial instruments
The following financial instruments are included within the scope of the impairment requirements in IFRS 9 Financial Instruments:
(a)Financial assets measured at amortized cost;
(b)Financial assets mandatorily measured at FVOCI;
(c)Loan commitments when there is a present obligation to extend credit (except where these are measured at FVPL);
(d)Financial guarantee contracts to which IFRS 9 is applied (except those measured at FVPL);
(e)Lease receivables within the scope of IFRS 16 Leases.
(f)Contract assets within the scope of IFRS 15 Revenue from Contracts with Customers.
Our Company assesses on a forward looking basis the expected credit losses (ECLs) associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.
With the exception of purchased or originated credit impaired financial assets, ECLs are required to be measured through a loss allowance at an amount equal to:
(a)credit risk has not increased significantly since initial recognition – recognize 12-month ECLs, and recognize interest on a gross basis; or
(b)credit risk has increased significantly since initial recognition – recognize lifetime ECL, and recognize interest on a gross basis.
Our Company assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.
A loss allowance for full lifetime ECLs is required for contract assets or trade receivables that do not constitute a financing transaction in accordance with IFRS 15. Our Company may select its accounting policy for contract assets and trade receivables, containing a significant financing component and lease receivables to measure the loss allowance at an amount equal to lifetime ECLs.
For trade receivables and contract assets, our Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, see Note 12(c) for further details.
Our Company recognizes in profit or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.
(v)Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if when the following conditions are met: (i) there is a currently enforceable legal right to offset the recognized amounts; and (ii) there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.
3.10    Financial instruments (continued)
(vi)Fair value of financial instruments
The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs.
For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include:
▶Recent arm’s length market transactions
▶Current fair value of another instrument that is substantially the same
▶A discounted cash flow analysis or other valuation models
3.11    Impairment of non-financial assets
Our Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, our Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s (“CGU”) fair value less costs to sell and its value in use. A CGU is the smallest group of assets that generates cash inflows that are largely independent of the cash flows from other assets or groups of assets. Recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or Company of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.
Our Company bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of our Company’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. For longer periods, a long-term growth rate is calculated and applied to project future cash flows after the fifth year.
Impairment losses of continuing operations are recognized in the income statement in expense categories consistent with the function of the impaired asset.
For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, our Company estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated income statement.
3.12    Intangible assets
Computer software
The costs of acquiring software is capitalized separately as an intangible asset on the basis of the costs incurred to acquire and bring to use the specific software. Acquired software (licenses) is stated at cost less accumulated amortization and impairment losses.
Amortization of software applications is charged to operating expenses and/or cost on a straight-line basis over 2 to 10 years from the date they are available for use.
The residual values and useful lives are reviewed at each balance sheet date and adjusted, if appropriate.
3.13    Taxes
Current income tax
Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries where our Company operates.
Current income tax relating to items recognized directly in equity is recognized in equity and not in the income statement. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Deferred tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax liabilities are recognized for all taxable temporary differences, except:
▶When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or
▶In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:
▶When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or
3.13    Taxes (continued)
Deferred tax (continued)
▶In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
The tax expense for the period comprises current and deferred tax. Tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or items recognized directly in equity, in which cases the tax is recognized in other comprehensive income or equity. Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss.
Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.
Uncertain tax position
An entity’s tax position might be uncertain; for example, where the tax treatment of an item of expense or structured transaction may be challenged by the tax authorities.
Our Company considers each uncertain tax positions individually, by first considering whether each position taken in the tax return is probable of being sustained on examination by the taxing authority, and recognizing a liability for each item that is not probable of being sustained. The liability then is measured using a single best estimate of the most likely outcome. The uncertain tax positions are presented in the current tax liabilities.
3.14    Revenue recognition
Our Company generates revenue primarily from the sales of wires and cables and supply, delivery and installation services to its customers (see Note 5(e)).
Revenue from contracts with customers is recognized when (or as) control of the goods or services (i.e. assets) are transferred to the customer at an amount that reflects the consideration to which our Company expects to be entitled in exchange for those goods or services. Our Company has concluded that it is the principal in its revenue arrangements because it controls the goods or services before transferring them to the customer. Our Company has certain contracts with customers to perform fabrication services for its customers, converting customer-owned raw materials to wire and cable products. Our Company is responsible for fulfilling the promise to provide the specified services.
Revenue is recognized as control is passed, either over time or at a point in time.
3.14    Revenue recognition (continued)
Our Company recognizes revenue over time if one of the following criteria is met:
(a)the customer simultaneously receives and consumes the benefits provided by our Company’s performance as the entity performs;
(b)our Company’s performance creates or enhances an asset (for example, work in progress) that the customer controls as the asset is created or enhanced; or
(c)our Company’s performance does not create an asset with an alternative use to our Company and our Company has an enforceable right to payment for performance completed to date.
If our Company does not satisfy its performance obligation over time, it satisfies it at a point in time. Revenue will therefore be recognized when control is passed at a certain point in time. Factors that may indicate the point in time at which control passes include, but are not limited to:
(a)the entity has a present right to payment for the asset;
(b)the customer has legal title to the asset;
(c)the entity has transferred physical possession of the asset;
(d)the customer has the significant risks and rewards of ownership of the asset; or
(e)the customer has accepted the asset.
When (or as) a performance obligation is satisfied, our Company recognizes as revenue the amount of the transaction price that is allocated to that performance obligation.
While deferred payment terms may be agreed in certain circumstances, the deferral never exceeds twelve months. Our Company applies the practical expedient not to adjust the promised amount of consideration for the effects of a significant financing component if our Company expects, at contract inception, that the period between when our Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.
Sales of wires and cables
Revenue from sales of wires and cables is recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the wires and cables.
Variable consideration
If the consideration in a contract includes a variable amount, our Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at a contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.
The amount of consideration can vary because of discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses, penalties or other similar items. The promised consideration can also vary if a Company’s entitlement to the consideration is contingent on the occurrence or non-occurrence of a future event.
Our Company estimates an amount of variable consideration by using either of (a) the expected value, or (b) the most likely amount, depending on which our Company expects to better predict the amount of consideration to which it will be entitled.
3.14    Revenue recognition (continued)
At the end of each reporting period, our Company updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period. Our Company allocates any subsequent changes in the transaction price to the performance obligations on the same basis as at contract inception.
SDI
Our Company’s supply, delivery and installation services are closely interrelated in terms of their ultimate purpose or use and the customer is able to specify the major structural elements of the design. Revenue from SDI is recognized when our Company satisfies performance obligations which occurs when the control of either goods or services are transferred to the customer. Transfer of control to a customer can occur either over a period of time or at a single point in time, and the transfer of controls depends on the scope of service work orders.
Service work order that involves supply of cables, installation and/or labor (e.g. maintenance or repairing service) are not distinct and are identified to be one performance obligation satisfied over time since the elements of the service work order are highly interrelated, customized and modified for the customer. Our Company selects an input method (cost-to-cost) to measure the progress toward satisfaction of the performance obligation. Our Company’s estimate about revenue, costs and progress towards complete satisfaction of a performance obligation may revise when there is a change in circumstances. Any increase or decrease in revenue or costs due to an estimate revision is reflected in profit or loss during the period when the management become aware of the changes in circumstances.
Custodial and transportation services under bill and hold arrangement
A bill and hold arrangement is a contract under which an entity bills a customer for a product but the entity retains physical possession of the product until it is transferred to the customer at a point in time in the future. Our Company identifies multiple performance obligations for its bill and hold arrangements, including sales of wires and cables, custodial service and transportation service.
Sales of wires and cables are recognized as revenue when the products are placed into warehouse and the customer has accepted the products because the control of the products has transferred to the customer.
Custodial service revenue and transportation service are recognized over time. The transaction price allocated to these services is recognized as a contract liability at the time of the initial sales transaction and released on actual basis over the period of services.
Onerous operating contracts
Onerous contract is a type of contract in which the costs of meeting the obligations under the contract are higher than the economic benefits received under the contract. The cost of fulfilling a contract comprises the costs that related directly to the contract. The costs that related directly to a contract to provide goods or services include both incremental costs and allocation of costs directly related to contract activities.
Our Company has contracts to supply products that may become onerous due to changing circumstances. Our Company establishes the unavoidable costs of meeting the obligations under the contract as an accrued liability for the contractual responsibilities. For example, when rising copper price renders a contract onerous, the liability is calculated based on the difference between the lock-in purchase copper price, or the copper price on the London Metal Exchange (the “LME”) and the prices determined in the contracts, if the difference exceeds the profit of the original contract. The unavoidable costs exceeding the profit of the contract is recognized in cost of sales or other operating expense based on the nature of the unavoidable costs.
3.15    Foreign currencies
Our Company’s consolidated financial statements are presented in USD, which is also the parent company’s functional currency. For each entity our Company determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.
Transactions and balances
Transactions in foreign currencies are initially recorded by our Company’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.
Differences arising on settlement or translation of monetary items are recognized in profit or loss with the exception of monetary items that are designated as part of the hedge of our Company’s net investment of a foreign operation. These are recognized in other comprehensive income until the net investment is disposed of, at which time, the cumulative amount is reclassified to profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in other comprehensive income.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of gain or loss on change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss are also recognized in other comprehensive income or profit or loss, respectively).
Translation to the presentation currency
The results and financial position of an entity whose functional currency are translated into a different presentation currency using the following procedures:
a.assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
b.income and expenses for each statement presenting profit or loss and other comprehensive income (i.e. including comparatives) are translated at exchange rates at the dates of the transactions;
c.all resulting exchange differences shall be recognized in other comprehensive income; and
d.for equity items, the historical rate is used; therefore, these equity items are not retranslated.
3.16    Employee benefits
Our Company has both defined contribution and defined benefit obligation. The liabilities of our Company arising from defined benefit obligations, and the related current service cost, are determined using the projected unit credit method.
For defined benefit plans, the cost charged to the income statement consists of current service cost, net interest cost and past service cost. Remeasurements comprising of actuarial gains and losses are recognized in the period in which they occur, directly in other comprehensive income. They are included in other comprehensive income in the statement of changes in equity and in balance sheet. Remeasurements are not reclassified to profit or loss in subsequent periods. Contributions to defined contribution plans are charged to the income statement as incurred. All past service costs are recognized at the earlier of when the amendment occurs. Past service cost is the term used to describe the change in a defined benefit obligation for employee
3.16    Employee benefits (continued)
service in prior periods, arising as a result of changes to plan arrangements in the current period (i.e. plan amendments introducing or changing benefits payable, or curtailments which significantly reduce the number of covered employees). Past service costs may be either positive or negative. Gains or losses on the settlement of a defined benefit plan are recognized when the settlement occurs. Before past service costs are determined, or a gain or loss on settlement is recognized, the net defined benefit liability or asset is required to be remeasured.
Compensated absence
The cost of accumulating paid absences is recognized when employees render the service that increases their entitlement to future paid absences.
The cost of accumulating paid absences is measured as the additional amount that the entity expects to pay as a result of the unused entitlement that has accumulated at the end of the reporting period.
3.17    Earnings per share
Our Company presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the net income attributable to shareholders of our Company by the weighted average number of common shares outstanding during the period, adjusted for own shares held.
In calculating diluted EPS, the number of shares should be that used in calculating the basic EPS, plus the weighted average number of shares that would be issued on the conversion of all the dilutive potential common shares into common shares. The earnings figure should be that used for basic EPS adjusted to reflect any post-tax effects from changes that would arise if the potential shares outstanding in the period were actually issued.
3.18    Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in the profit or loss on the purchase, sale, issue or cancellation of our Company’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in additional paid-in capital. Voting rights related to treasury shares are nullified and no dividends are allocated to them.
3.19    Investments in an associate
Our Company’s investment in its associates are accounted for using the equity method. An associate is an entity in which our Company has significant influence. Under the equity method, the investment is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in our Company’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.
The income statement reflects our Company’s share of the results of operations of the associate. Any change in other comprehensive income of those investees is presented as part of our Company’s other comprehensive income. When there has been a change recognized directly in the equity of the associate, our Company recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between our Company and the associate are eliminated to the extent of the interest in the associate.
Our Company’s share of profit or loss of an associate is shown on the face of the income statement and represents profits or loss after tax and non-controlling interests in the subsidiaries of the associate.
3.19    Investments in an associate (continued)
The financial statements of the associate are prepared for the same reporting period as our Company. When necessary, adjustments are made to bring the accounting policies in line with those of our Company.
After application of the equity method, our Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. Our Company determines at each reporting date whether there is any objective evidence that the investment in associates is impaired. If this is the case, our Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in share of losses of associates in the income statement.
Upon loss of significant influence over the associate, our Company measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retaining investment and proceeds from disposal is recognized in profit or loss.
3.20    Government grant
Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as other income on a systematic basis over the periods that the related costs, which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.
For the year ended December 31, 2023, 2022 and 2021, the government grant received were $74, $639 and $271, respectively, our Company recognized in the line item of other income, refer to Note 7(e).
In 2023, our company received government grants for enterprise technology renovation. These grants related to the purchase of specific items of property, plant, and equipment, have been recognized $31 as other income for the year ended December 31, 2023 and $188 included in other non-current liabilities as deferred income to be amortized over a period of 10 years as of December 31, 2023. There are no unfulfilled conditions or contingencies attached to these grants.
3.21    Non-current assets held for sale
Our Company classifies non-current assets and disposal groups as held for sale/distribution to owners if their carrying amounts will be recovered principally through a sale/distribution rather than through continuing use. Non-current assets and disposal groups are measured at the lower of their carrying amount and fair value less costs to sell. The criteria for held for sale classification is regarded met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.
Property, plant and equipment and intangible assets once classified as held for sale/distribution to owners are not depreciated or amortized.
When equity method investments are classified as held for sale, the investor discontinues the use of the equity method from the date that the investment (or the portion of it) is classified as held for sale; instead, the associate or joint venture is then measured at the lower of its carrying amount and fair value less cost to sell.
3.22    Finance and other income
Interest income
Interest revenue shall be calculated by using the effective interest method. This shall be calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for:
(a)purchased or originated credit-impaired financial assets. For those financial assets, the entity shall apply the credit-adjusted effective interest rate to the amortized cost of the financial asset from initial recognition.
(b)financial assets that are not purchased or originated credit-impaired financial assets but subsequently have become credit-impaired financial assets. For those financial assets, our Company applies the effective interest rate to the amortized cost of the financial asset in subsequent reporting periods.
Rental income
Rental income arising from operating leases on investment properties is accounted for on a straight-line basis over the lease terms and is included in other operating income due to its operating nature.
Dividends
Revenue is recognized when our Company’s right to receive the payment is established, which is generally when shareholders approve the dividend.
3.23    Significant accounting judgements, estimates and assumptions
The preparation of our Company’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
Judgements
In the process of applying our Company’s accounting policies, management has made the following judgements, which have the most significant effect on the amounts recognized in the consolidated financial statements:
Revenue recognition - identifying single performance obligation in SDI projects
SDI projects comprise various activities such as supply cables, installation, jointing services and testing services. Those tasks are activities to fulfil the cable management service (supply and installation) and not a separate promise within the context of the contract. Our Company determines the supply cables and installation services are not capable of being distinct and identifies to be one performance obligation because of (i) the customer could not benefit from the installed cables on its own, neither using it or to sell it for an amount greater than scrap value; (ii) our Company is providing a significant integration service, and it would not be able to fulfil its promise to transfer the cables separately from its promise to the subsequent installation; (iii) the cables and installation are highly interrelated, and the customer could not benefit from the cables being delivered without subsequent installation.
Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. Our Company based its assumptions and
3.23    Significant accounting judgements, estimates and assumptions (continued)
Estimates and assumptions (continued)
estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of our Company. Such changes are reflected in the assumptions when they occur.
Fair value of financial instruments
Where the fair values of financial assets and financial liabilities recorded in the balance sheet cannot be derived from active markets, they are determined using valuation techniques including income approach (for example, the discounted cash flows model) or the market approach. Changes in assumptions about these factors could affect the reported fair value of the financial instruments. Please refer to Note 11 for more details.
Measurement of ECL allowance for trade receivables
Our Company applies the IFRS 9 simplified approach to measure lifetime expected loss allowance for trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on the payment profiles of the sales over a period of 36 months before December 31, 2023 and the historical credit loss experience within this period. The historical loss rates are adjusted to reflect current and forward-looking information on general economic conditions affecting the ability of the customers to settle the receivables. Our Company has identified the default rate of the countries where it sells the goods and services as the most relevant factor and adjusts the historical loss rates based on the expected changes accordingly.
Refer to Note 12 and Note 27 for more information regarding the impairment of trade receivables and the related credit risks.
Net realizable value of inventory
Net realized value is the estimated selling price in the ordinary course of business less estimated costs to completion and the estimated costs necessary to make the sale. Management makes reference to actual sales prices after reporting date when making their estimate of net realizable value.
Refer to Note 13 for more information regarding the net realizable value of inventory.
Taxes
Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. Given the wide range of international business relationships and the long-term nature and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to tax income and expense already recorded. Our Company establishes provisions, based on reasonable estimates, for possible consequences of audits by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous tax audits and differing interpretations of tax regulations by the taxable entity and the taxing authority. Such differences of interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective domicile of the companies.
Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgement is required to
3.23    Significant accounting judgements, estimates and assumptions (continued)
Taxes (continued)
determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.
As of December 31, 2023, our Company has $32,557 (2022: $20,660) of tax losses carried forward. These losses related to subsidiaries that have a history of losses, do not expire and may not be used to offset taxable income elsewhere in our Company except for $3,220 (2022: $1,373) that will be realized. The subsidiaries do not have any tax planning opportunities available that could support the recognition of these losses as deferred tax assets. On this basis, our Company has determined that it cannot recognize deferred tax assets on the tax losses carried forward.
If our Company was able to recognize all unrecognized deferred tax assets, profit and equity would have increased by $3,876 (2022: $3,969; 2021: $4,858). Further details on taxes are disclosed in Note 8.
Post-employment benefits under defined benefit plans

In accordance with the Thailand labor law, Charoong Thai and its subsidiaries are obliged to make payment to retiring employees. The cost of the defined benefit pension plan and the present value of the pension obligation are determined using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These include the determination of the discount rate, future salary increases and mortality rates. Due to the complexity of the valuation and its long-term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date.
Further details about the assumptions used, including a sensitivity analysis, are given in Note 21.
Revenue recognition of SDI projects
Revenue occurs when control transfers to the customer, either over a period of time or at a single point in time, depending on the scope of each individual contract. When the transfer of control to the customer occurs over a period of time, revenue of SDI is accounted for using an input method (input costs to total expected input costs) to measure the progress used to determine the amount of related revenue. When the comparison of total contract revenue to total expected input cost indicates a loss, a provision for the entire loss on the contract shall be made in the period in which they become known. Due to the individual nature of the work to be performed on each SDI contract, management’s estimation of total expected input costs is complex and requires significant judgment.
The carrying amount of our Company’s gross amounts due from customers for contract work-in-progress is disclosed in Note 14.